Cash and Cash Equivalents - Disclosure of Detailed Information of Cash Flow Statement (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Statement of cash flows [abstract]
Net cash flows from operating activities		€ 2,851	€ (1,796)	€ (2,854)
Net cash flows from investing activities		616	(54)	(139)
Net cash flows from financing activities		(1,920)	300	(778)
Net increase / (decrease) in cash and cash equivalents	[2]	€ 1,548	€ (1,550)	€ (3,770)

[1]	Amounts for 2021 and 2020 includes the disposal group.
[2]	Included in net increase / (decrease) in cash and cash equivalents are interest received EUR 5,405 million (2021: EUR 5,271 million and 2020: EUR 5,114 million) dividends received EUR 1,840 million (2021: EUR 1,624 million and 2020: EUR 1,751 million) and interest paid EUR 289 million (2021: EUR 296 million and 2020: EUR 491 million). All included in operating activities except for dividend received from joint ventures and associates EUR 137 million (2021: EUR 95 million and 2020: EUR 138 million).